Tax - Summary of Deferred Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income tax reconciliation [line items]
Beginning balance	$ 48	$ 54
Group income statement	13	12
Group statement of comprehensive income	(11)	1
Group statement of changes in equity	6	1
Exchange and other adjustments	10	(20)
Ending balance	66	48
Deferred gains on loan notes [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	(34)	(34)
Group income statement	0	0
Group statement of comprehensive income	0	0
Group statement of changes in equity	0	0
Exchange and other adjustments	0
Ending balance	(34)	(34)
Associates [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	(59)	(55)
Group income statement	(1)	(4)
Group statement of comprehensive income	0	0
Group statement of changes in equity	0	0
Exchange and other adjustments	0
Ending balance	(60)	(59)
Losses [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	79	84
Group income statement	0	5
Group statement of comprehensive income	(6)	(1)
Group statement of changes in equity	0	0
Exchange and other adjustments	3	(9)
Ending balance	76	79
Employee benefits [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	32	39
Group income statement	2	1
Group statement of comprehensive income	0	(6)
Group statement of changes in equity	6	1
Exchange and other adjustments	1	(3)
Ending balance	41	32
Deferred compensation [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	52	48
Group income statement	2	4
Group statement of comprehensive income	0	0
Group statement of changes in equity	0	0
Exchange and other adjustments	0
Ending balance	54	52
Other short-term temporary differences [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	16	9
Group income statement	(1)	(1)
Group statement of comprehensive income	(5)	8
Group statement of changes in equity	0	0
Exchange and other adjustments	2	0
Ending balance	12	16
Expected credit losses on trade receivables [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	14	20
Group income statement	(3)	(5)
Group statement of comprehensive income	0	0
Group statement of changes in equity	0	0
Exchange and other adjustments	0	(1)
Ending balance	11	14
Property, plant, equipment and software [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	(53)	(81)
Group income statement	22	32
Group statement of comprehensive income	0	0
Group statement of changes in equity	0	0
Exchange and other adjustments	1	(4)
Ending balance	(30)	(53)
Application Fees [Member]
Disclosure of income tax reconciliation [line items]
Beginning balance	41	40
Group income statement	1	1
Group statement of comprehensive income	0	0
Group statement of changes in equity	0	0
Exchange and other adjustments	0
Ending balance	42	41
Intangible Assets Excluding Software [Member]
Disclosure of income tax reconciliation [line items]
Beginning balance	(40)	(16)
Group income statement	(9)	(21)
Group statement of comprehensive income	0	0
Group statement of changes in equity	0	0
Exchange and other adjustments	3	(3)
Ending balance	$ (46)	$ (40)